Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Auction rate securities par value		$ 50.1	$ 66.8
Loss on asset impairment	$ 12.2	$ 12.2	$ 17.3
Debentures, 7.20% [Member]
Debt Instrument, Interest Rate, Stated Percentage		7.20%
Bonds, Including Current Maturities, 6.36% [Member]
Debt Instrument, Interest Rate, Stated Percentage		6.36%
Bonds, Including Current Maturities, 4.65% [Member]
Debt Instrument, Interest Rate, Stated Percentage		4.65%